08.31 Fidelity U.S. Bond Index Fund F PRO-02 | Fidelity® U.S. Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® U.S. Bond Index Fund}	08.31 Fidelity U.S. Bond Index Fund F PRO-02 Fidelity® U.S. Bond Index Fund Fidelity U.S. Bond Index Fund-Class F Fidelity
Management fee	0.025%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.025%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® U.S. Bond Index Fund}	08.31 Fidelity U.S. Bond Index Fund F PRO-02 Fidelity® U.S. Bond Index Fund Fidelity U.S. Bond Index Fund-Class F Fidelity USD ($)
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32